STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals)	6 Months Ended
Dec. 31, 2020 shares
Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit
Forfeiture of shares by initial stockholders	375,000